FORM N-SAR
	SEMI-ANNUAL REPORT
	FOR REGISTERED INVESTMENT
	COMPANIES

	Report for six month perid ending:      //
(a)

	or fiscal year ending: 12/31/00 (b)

	Is this a transition report?  (Y/N)  N

	Is this an amendment to a previous filing?
(Y/N)
N

	"Those items or sub-items with a ""* "" aft"    er
	the item number should be completed only        if
	the answer has changed from the previous filing on this form.


	1.   A.  Registrant Name:The Variable

	Annuity Life Insurance Company - Separate

	Account A

	B.  File Number: 811- 3240

	C.  Telephone Number: (713) 831-5117

	2.   A.  Street: 2929 Allen Parkway

	B.  City: Houston   C.  State: TX       D.
Zip Cod e:
	77019 Zip Ext:

	E.  Foreign Country:
Foreign Postal
	Code:

	3.   Is this the first filing on this form
by Regi strant?
	(Y/N)         N

	4.   Is this the last filing on this form by
Registr ant?
	(Y/N)          N

	5.   Is Registrant a small business
investm ent
	company (SBIC)?  (Y/N)               N
	"[If answer is ""Y"" (Yes), complete only i"    tems
	89 through 110.]

	6.   Is Registrant a unit investment trust
(UIT)?
	(Y/N)                Y
	"[If answer is ""Y"" (Yes) complete only it"    ems
	111 through 132.]

	7.   A.  Is Registrant a series or multiple
portfol io
	company?          (Y/N)        N
	"[If answer is ""N"" (No), go to item 8.]"

	8.   B.  How many separate series or
portfol ios did
	Registrant  have at the end of the period?



	For period ending   12-31-00
	File number 811-3240
	123. * State the total value of the
additio nal units
	considered in answering item 122 ($000's omitted)


_______ ________________________________________________        __$__
______

	124. * State the total value of units of
prior s eries
	that were placed in the portfolios of
	subsequent series during the current per        iod
	(the value of
these
	units is to be measured on the date they        were
placed
	in the subsequent series) ($000's omitte        d)

	______________________________$_______

	125. * State the total dollar amount of sales
	loads collected (before reallowances to to
	other brokers
or
	dealers) by Registrant's principal
	underwriter and any underwriter which is        an
	affiliated person of
the
	principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's

omitted )________________________________________$______        __

	"126.  Of the amount shown in item 125, s"      tate
	the total dollar  amount of sales loads
	collected from secondary market operatio        ns
	in Registrant's units (include the sales
	"loads, if any, collected on units of a p"      rior
	series placed in the portfolio of
a
	subsequent series.) ($000's
omitted )__$_______

	127.  List opposite the appropriate
	description below the number of series w        hose
	portfolios are invested primarily (based        upon
	a percentage of
	"NAV) in each type of security shown, the"
	aggregate total assets at market value a        s of
	a date at or
near
	the end of the current period of each su        ch
	group of series and the total income
	distributions made by each such group of series during the current period (excluding distributions of realize "d gains, if"
	any):

	Number of  Total Assets   Total Income
	Series ($000's Distributions Investing
	omitted)  ($000's omitted)
	A.  U.S. Treasury direct issue________
	______ $________ $___________
	B.  U.S. Government agency_________
	_______ $________ $___________
	C.  State and municpal tax-free_______
	_______ $________ $___________

	D.  Public utility
	debt_______________  _______
	$________ $___________

	E.  Brokers or dealers debt or debt
of
	Brokers or dealers' parent________
	_______ $________ $___________

	F.  All other corporate intermed. &
	longterm debt______________________
	_______ $________ $___________

	G.  All other corporate short-term
debt_ _ ______
	$________ $___________

	H.  Equity securites of brokers or
	dealers
or pare nts of brokers or dealers____   _______
$______ __ $___________

	I.  Investment company equity
securit ies__
	_______   $________ $___________

	J.  All other equity
	securities___________        1
	"$19,652,231    $___________"

	K.  Other securities__________________
	_______ $________ $___________

	L.  Total assets of all series of
Registr ant_
1
	"$19,652,231    $___________"


	For period ending 12-31-00
	File number 811 - 3240

	128. * Is the timely payment of
princip al and interest
	on any of the portfolio securities held
	by any of Registrant's series at the
	end of the current
period
	insured or guaranteed by an entity
	other than the issuer?


(Y/N)__ _______________________________________________
______

	"[If answer is ""N"" (No), go to item"
131.]

	129. * Is the issuer of any instrument
	covered in item 128 delinquent or in
	default as to payment of principal or
	interest at the end of the current
period?
	(Y/N)__________________________

	"[If answer is ""N"" (No), go to item"
131.]

	130. * In computations of NAV or
	"offering price per unit, is any part of" the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________

	131.  Total expenses incurred by
	all series of Registrant during
	the current reporting period
($000's "omitted)               $216,456"

132. *  "List the ""811"" (Investment Company Act of"
1940) r egistration number for all Series of Registr ant that are being included in this filing:

811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __ 811-_____ 811-_____ 811-_____
811-___ __